Summary of Group's Operating Segment Results (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Segment Reporting Information [Line Items]
Unallocated expenses	$ (253,491)	¥ (1,759,988)	¥ (1,387,118)	¥ (962,740)
Group consolidated operating profit	1,447,368	10,049,080	11,671,554	12,803,764
Operating Segments | Search Services
Segment Reporting Information [Line Items]
Revenues	7,975,663	55,375,031	55,667,478	43,727,459
Group consolidated operating profit	3,910,818	27,152,807	28,117,837	20,547,793
Operating Segments | Transaction Services
Segment Reporting Information [Line Items]
Revenues	704,953	4,894,486	7,005,941	3,822,456
Group consolidated operating profit	(1,783,960)	(12,386,035)	(13,145,445)	(5,973,978)
Operating Segments | iQiyi
Segment Reporting Information [Line Items]
Revenues	1,625,137	11,283,329	5,295,760	2,873,552
Group consolidated operating profit	(398,267)	(2,765,169)	(2,383,438)	(1,110,299)
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	(144,531)	(1,003,482)	(1,587,450)	(1,371,149)
Group consolidated operating profit	(27,732)	(192,535)	469,718	302,988
Operating Segments after Inter-segment Eliminations
Segment Reporting Information [Line Items]
Group consolidated operating profit	$ 1,700,859	¥ 11,809,068	¥ 13,058,672	¥ 13,766,504